Reconciliation of Tax Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Gross tax contingencies, beginning balance	$ 305	$ 546	$ 463
Gross increases to tax positions associated with prior periods	28	66
Gross increases to current period tax positions		156	83
Gross decreases to tax positions associated with prior periods	(83)	(362)
Settlements		(101)
Lapse of statute of limitations
Gross tax contingencies, ending balance	$ 250	$ 305	$ 546